OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER ASSETS AND LIABILITIES
Schedule of other non-current assets
	2017	2016
Other non-current assets
Advances to suppliers	15	21
Deferred costs related to connection fees	7	11
Indemnification assets	177	86

Total other non-current assets	199	118

Schedule of other current assets

	2017	2016
Other current assets
Advances to suppliers	162	203
Input value added tax	181	179
Prepaid taxes	31	26
Deferred costs related to connection fees	12	12
Other assets	8	19

Total other current assets	394	439

Schedule of other non-current liabilities

	2017	2016
Other non-current liabilities
Long-term deferred revenue	12	14
Provision for pensions and other post-employment benefits	54	17
Other liabilities	17	13

Total other non-current liabilities	83	44

Schedule of other current liabilities

	2017	2016
Other current liabilities
Customer advances	228	234
Short-term deferred revenue	146	163
Customer deposits	189	156
Other taxes payable	427	365
Other payments to authorities	91	84
Due to employees	173	136
Other liabilities	92	98

Total other current liabilities	1,346	1,236